Notes to the Balance Sheet - Summary of Investment in Associates - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of associates [line items]
Cash Income from Sales of Shares of Investment in Associates	€ 4,578,999		€ 0		€ 0
Milestone shares	61,100,000					$ 67.5
Milestone payments	452,500,000	$ 500.0
Licensing payments			€ 14,400,000	$ 15.0
Expected licensing payments	€ 452,500,000	$ 500.0
HI-Bio
Disclosure of associates [line items]
Level of participation of entity compared with other participating entities	12.10%		15.00%	15.00%		12.10%
Cash Income from Sales of Shares of Investment in Associates	€ 4,600,000